ORGANIZATION (Narrative) (Details) € in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Working capital (deficit)						$ 101,002		$ 57,220
Shareholders' deficit			$ 46,267			16,963		30,485	$ 35,685
Income (losses) from continuing operations		$ 28,941			$ (10,098)
Related Party Note [Member]
Line of credit, borrowing capacity						2,000
Line of credit, expiration	Jan. 01, 2024	Jan. 01, 2024
Airport Security And Other Aviation Services Member
Cumulative revenues		$ 114,001	$ 113,840
The Netherlands [Member]
Payroll support amount	€ 8,979	10,595		€ 17,619	20,966
Reduction of labor expenses		$ 11,539			12,672
Line of credit, borrowing capacity | €							€ 12,000
Accumulated debt to tax authorities	€ 31,406			€ 20,796		37,059		$ 24,539
Germany [Member]
Maximum payroll support, percentage	60.00%	60.00%
Debt to VAT	€ 5,462					6,445
United States [Member]
Line of credit, borrowing capacity						$ 10,000
American subsidiary [Member]
Payroll support amount		$ 15,916			$ 13,680